Programming Content - Summary of Tabular Form of Estimated Future Amortization Expense For Film Programs - (Details) - Starz Business of Lions Gate Entertainment Corp - USD ($) $ in Millions	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025
Licensed program rights - 2025			$ 475.1
Licensed program rights - 2026		$ 161.2
Licensed program rights - 2027	$ 108.8
Released owned and produced films and television programs - 2025			$ 5.0
Released owned and produced films and television programs - 2026		$ 3.9
Released owned and produced films and television programs - 2027	$ 4.3